Document And Entity Information	Feb. 04, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	agilon health, inc.
Entity Central Index Key	0001831097
Entity Emerging Growth Company	false
Entity File Number	001-40332
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1915147
Entity Address, Address Line One	6210 E Hwy 290, Suite 450
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78723
City Area Code	562
Local Phone Number	256-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AGL
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One